Related Parties (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jan. 01, 2026	Dec. 16, 2024	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Authorized a cash bonus services amount				$ 250
Several acquisitions term				15 months
Additional advance			$ (1,000)	$ 0	$ (1,500)	$ 3,500	$ (3,500)	$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Monthly payment		$ 20
Mr. Levi [Member]
Related Party Transaction [Line Items]
Salary received for related party							$ 7,500
Mr. Shalom [Member]
Related Party Transaction [Line Items]
Receive base salary	$ 60
Percentage of base salary	50.00%
Shares received (in Shares)	2,000
Grants receivable	$ 175
Star Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advance amount						$ 4,500
Notes Receivable [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advance amount			$ 1,000